Advances to joint ventures (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2015	Dec. 31, 2014
Advances to Joint Ventures [Line Items]
Current portion of advances to joint ventures	$ 6,535	$ 6,665
Long-term advances to joint ventures	11,051	12,287
Advances/shareholder loans to joint ventures	$ 17,586	$ 18,952